INCOME TAX - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax expense	$ (79)	$ (99)	$ (71)
Adjustments in respect of current income tax of previous years	1	1	(28)
Income tax expense reported in the income statement	$ (78)	$ (98)	$ (99)